Share capital (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Share Capital

Voting common shares	Number of Shares	Total $
At January 1, 2016	716,587,134	5,319,101
Capital Reduction	-	(2,500,000)
At December 31, 2016	716,587,134	2,819,101
Shares issued upon exercise of share options, for cash	242,648	586
Estimated fair value of share options exercised	-	176
Shares issued for acquisition of Integra	77,180,898	188,061
At December 31, 2017	794,010,680	3,007,924